Prepaid expenses and deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Research and development	$ 26,348	$ 30,705
Insurance	36,162	60,999
Other prepaids and deposits	6,526	63,709
Prepaid expenses and deposits	$ 69,036	$ 155,413